Long-Term Incentive Programs and Management remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Incentive Programs and Management remuneration
Schedule of restricted stock units (“RSUs”)
Date		Granted Shares	Weighted average grant date fair value (Per share)
Grant	Vesting
08.09.2021	07.22.2023	45,522	59.11
08.23.2021	07.22.2023	11,436	84.50
08.24.2021	07.22.2023	3,833	86.68
		60,791